UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008
                                               ------------------------------

Check here if Amendment; [ ]   Amendment Number:
      This Amendment (Check only one.): [ ]   is a restatement.
                                        [ ]   adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:       GNI Capital, Inc.
            --------------------------------------------------------------------
Address:    124 Verdae Blvd, Suite 504
            --------------------------------------------------------------------
            Greenville, SC 29608
            --------------------------------------------------------------------

            --------------------------------------------------------------------

Form 13F File Number:   28-
                           ---------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       David Dameron
            --------------------------------------------------------------------
Title:      Chief Compliance Officer
            --------------------------------------------------------------------
Phone:      864-288-2849
            --------------------------------------------------------------------

Signature, Place, and Date of Signing:

      /s/ David Dameron             Greenville, SC                 2/17/2009
      ---------------------------   --------------------------   --------------
               [Signature]               [City, State]               [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:

Number of Other Included Managers:          1
                                            ------------------------------

Form 13F Information Table Entry Total:     33
                                            ------------------------------

Form 13F Information Table Value Total:     $ 78,165
                                            ------------------------------
                                                     (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.             Form 13F File Number                    Name

1               28-12695                                Mutuals Advisors, Inc

                                                                           Value     Shares/   Invest.   Other    Voting Authority
Name of Issuer                                Title of Class   CUSIP      (x$1000)  Quantity  Discret. Managers  Sole   Shared  None
Boeing Co Total                               COM              097023105      1699      40826    OTHER     1      826   40000
Bristol-Myers Squibb Co Total                 COM              110122108      1990      85581    OTHER     1    60581   85581
British American Tobacco (ADR) Total          SPONSORED ADR    110448107      5970     112400    OTHER     1     2400  110000
Cubist Pharmaceuticals, Inc. Total            Equities         229678107       290      12019    OTHER     1    12019       0
Diageo PLC Total                              SPON ADR NEW     25243Q205      8085     144300    OTHER     1        0  144300
Eli Lilly & Company Total                     COM              532457108       584      15189    OTHER     1     1189   14500
iShares MSCI EAFE Growth Index (ETF) Total    ISHARES TR       464288885      1364      30000    OTHER     1        0   30000
iShares MSCI Emerg Mkts Index (ETF) Total     ISHARES TR       464287234      1498      60000    OTHER     1        0   60000
iShares MSCI Japan Index (ETF) Total          ISHARES TR       464286848       216      22545    OTHER     1    22545       0
iShares MSCI Taiwan Index (ETF) Total         ISHARES TR       464286731       645      85000    OTHER     1        0   85000
iShares Russell 1000 Growth (ETF) Total       ISHARES TR       464287614      1661      44820    OTHER     1     4820   40000
Lockheed Martin Corp Total                    COM              539830109      6472      76970    OTHER     1    16970   75000
Lorillard Inc. Total                          COM              544147101      6339     112500    OTHER     1     2500  110000
Mc Donalds Corp Total                         COM              580135101      1303      20949    OTHER     1    20949       0
Northrop Grumman Corp Total                   COM              666807102      1757      41000    OTHER     1     1000   40000
OSI PHARMACEUTICALS INC Total                 COM              671040103       391      10000    OTHER     1        0   10000
Peoples Bancorporation Total                  COM              709792105       170      52317    OTHER     1    52317       0
Philip Morris International Inc. Total        COM              718172109     14605     335671    OTHER     1    40671  295000
PowerShares Dynamic Heathcare Sec             POWERSHARES
  (ETF) Total                                   ETF TRUST      73935X351       706      36000    OTHER     1        0   36000
PowerShares Financial Preferred Portfolio     POWERSHARES
  (ETF) Total                                   ETF TRUST      73935X229       152      11511    OTHER     1    11511       0
POWERSHARES FTSE RAFI FIN Total               POWERSHARES
                                                ETF TRUST      73935X237       283      15000    OTHER     1        0   15000
ProShares Ultra S&P500 (ETF) Total            PROSHARES TR     74347R107       525      20000    OTHER     1        0   20000
ProShares Ultrashort Lehman 20+ Year
  Treasury Total                              PROSHARES TR     74347R297       717      19000    OTHER     1     9000   10000
Questcor Pharmaceuticals, Inc. Total          COM              74835Y101      1061     113955    OTHER     1   113955       0
Raytheon Company New Total                    COM              755111507      6796     133150    OTHER     1     2150  131000
Rydex S&P 500 Pure Growth ETF Total           RYDEX ETF TRUST  78355W403      1744      75639    OTHER     1    24339   51300
Scientific Games Cp Cl A Total                CL A             80874P109       702      40000    OTHER     1        0   40000
SPDR S & P OIL GAS EXP & Total                S&P OILGAS EXP   78464A730       445      15000    OTHER     1        0   15000
SPDR Technology Select Sector (ETF) Total     SELECT SECTOR
                                                SPDR TR        81369Y803      1233      80000    OTHER     1        0   80000
Tenet Healthcare Corp Total                   COM              88033G100        98      85000    OTHER     1        0   85000
WisdomTree Japan SmallCap Div Fd Total        JPSMALLCP DIV    97717W836      1084      28000    OTHER     1        0   28000
WMS Industries Inc. Total                     COM              929297109      5044     187500    OTHER     1        0  187500
Wynn Resorts, Limited Total                   COM              983134107      2536      60000    OTHER     1        0   60000